Note 7 - Sale of Greenstone Partnership	12 Months Ended
Dec. 31, 2021
Greenstone Partnership [member]
Statement Line Items [Line Items]
Disclosure of discontinued operations [text block]

7. Sale of Greenstone Partnership

On January 19, 2021, the Company completed the sale of its 50% interest in the Greenstone Partnership to an affiliate of the Orion Resource Partners (USA) LP (“Orion”). As a result of the closing of this transaction, the Company received cash consideration of $210.0 million, and recognized an initial gain of $72.3 million in the first quarter of 2021.

The following table summarizes the net assets of the Greenstone Partnership interest disposed of:

January 19, 2021
Cash and cash equivalents	$188
Amounts receivable	175
Property, plant and equipment	139,642
Assets held-for-sale	$140,005
Accounts payable and accrued liabilities	$(2,125)
Lease obligations	(130)
Liabilities held-for-sale	$(2,255)
Net assets disposed of	$137,750

The Company is entitled to receive additional contingent payments based on a construction decision declaration and the achievement of subsequent production milestones by Greenstone’s project.

In the fourth quarter of 2021, the Greenstone project was approved for construction by the Greenstone Board. On this basis, the initial contingent payment of $25.0 million became receivable and owing from Orion, payable no later than December 2023. The amount receivable from Orion was recorded in other assets (note 12).

As a result of the construction decision declaration, the Company recognized an additional gain on the sale of Greenstone Partnership of $25.0 million in the fourth quarter of 2021 resulting in a total gain on the sale of Greenstone Partnership of $97.3 million in 2021.

The additional future contingent payments are payable no later than 30 days following the date on which a cumulative production milestone has been achieved (i.e., a cumulative number of ounces produced or derived from project minerals following the commercial production date). Orion will pay the Company an amount equal to the product of 11,111 ounces multiplied by the 20-day average gold market price on the business day immediately prior to the date of the payment. These additional production milestone targets are: (i) 250,000 ounces; (ii) 500,000 ounces; and, (iii) 750,000 ounces. The Company did not attribute any value to these contingent payments as of December 31, 2021 due to significant uncertainty associated with the Greenstone project.